Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Carrying Amount	$ 36		$ 36	$ 41
Accumulated Amortization	34		34	30
Net	2		2	11
Amortization expense			9	6	$ 4
Intangible assets	7		7
Estimated future amortization expense
2023	2		2
2024	0		0
2025	0		0
2026	0		0
2027	0		0
Patents, trademarks and technology
INTANGIBLE ASSETS
Carrying Amount	26		26	27
Accumulated Amortization	25		25	19
Net	1		1	8
Other intangibles
INTANGIBLE ASSETS
Carrying Amount	10		10	14
Accumulated Amortization	9		9	11
Net	$ 1		$ 1	$ 3
Intangible Assets Impacted by Useful Life Reduction
INTANGIBLE ASSETS
Estimated useful life	1 year	7 years